Investments in associates and joint venture - Statements of financial position of Coimolache under IFRS (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Non-current assets			$ 3,822,266	$ 3,390,465
Current liabilities			(844,937)	(360,436)
Non-current liabilities			(1,178,343)	(819,324)
Equity			2,538,531	2,799,857	$ 2,968,200	$ 3,028,226
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Current assets			216,581	205,893
Non-current assets			184,635	213,073
Current liabilities			(36,521)	(45,589)
Non-current liabilities			(106,129)	(104,873)
Equity			258,566	268,504
Adjustments to conform to the accounting policies of the Group			(4,954)	(7,037)
Equity, adjusted			253,612	261,467
Group's interest			$ 101,683	$ 104,833
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Non-current assets	$ 50,461	$ 50,464
Current liabilities	(211)	(876)
Equity	58,917	63,663
Adjustments to conform to the accounting policies of the Group	1,042	2,982
Equity, adjusted	$ 59,959	$ 66,645